Description of Organization and Business Operations- Additional Information (Detail) - USD ($)							5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2022	Sep. 23, 2022	Sep. 16, 2022	Dec. 13, 2021	Dec. 12, 2021	Oct. 05, 2020	Dec. 31, 2020	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Per share amount to be maintained in the trust account									$ 10
Restricted cash								$ 100,000,000
Acquisition of business									$ 0	$ 0	$ 7,000,000
AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of warrants							$ 10,500,000
Expense related to distribution or servicing and underwriting fees						$ 7,275,000
Underwriter fees reimbursed						225,000
Deferred underwriting fees non current						13,125,000
Cash								$ 240,329
Payments towards restricted investments						$ 400,000,000	$ 400,000,000
Sale of stock issue price per share						$ 10
Term of restricted investments								185 days	185 days
Percentage of the fair value of assets in trust account of the acquire excluding taxes and deferred underwriting commission						80.00%
Redemption price per share of public shares									$ 10
Number of days prior to the business combination when the amount in the trust account is ascertained									2 days
Minimum net worth needed									$ 5,000,001
Percentage of public shares to be redeemed in case of non occurrence of business combination									100.00%
Due date for the business combination to be consummated									Oct. 05, 2022
Number of days after the cut off date for business combination within which public shares shall be redeemed									10 days
Estimated expenses payable on liquidation						$ 100,000
Working capital deficit								$ 402,367,209
Common stock shares issued								11,402,888
Common stock shares outstanding								11,402,888
Stock redeemed or called during period, value	$ 368,136,945
Assets held-in-trust	$ 34,000,000
Common stock par or stated value per share								$ 0.0001
Percentage of the public shares that can be transferred without any restriction									15.00%
PIPE Investments [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares new issues					20,000,000
Stock issued during period, value, new issues					$ 200,000,000
Domesticated ABIC [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Common stock par or stated value per share		$ 0.0001
Common stock, conversion basis		one-for-one
Domesticated ABIC [Member] | Warrant [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, conversion basis		one-for-one
Stock issued during period, shares, conversion of units		1
LiveWire [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued								161,000,000
Shares, issued	161,000,000
Shares issued, price per share	$ 10
Earn-out shares								12,500,000
Common stock par or stated value per share								$ 0.0001
LiveWire [Member] | Equity Investment [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment percentage	100.00%							100.00%
Business Combination [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Assets held-in-trust				$ 400,000,000
Transfers from Parent				100,000,000
Cash acquired from acquisition net of transaction costs				555,000,000
Maximum threshold additional financing from Parent				100,000,000
Business Combination [Member] | KYMCO PIPE Investment [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from Issuance of Private Placement				$ 100,000,000
Legacy LiveWire [Member] | PIPE Investments [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued								202,402,888
Common stock shares outstanding								202,402,888
Legacy LiveWire [Member] | HD Backstop Shares [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares new issues								10,000,000
Sale of stock issue price per share								$ 10
Stock issued during period, value, new issues								$ 100,000,000
Legacy LiveWire [Member] | Legacy LiveWire Equityholder PIPE Investment [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares new issues								10,000,000
Sale of stock issue price per share								$ 10
Stock issued during period, value, new issues								$ 100,000,000
KYMCO Group [Member] | KYMCO PIPE Investment [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares new issues								10,000,000
Sale of stock issue price per share								$ 10
Stock issued during period, value, new issues								$ 100,000,000
AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds From Merger								$ 293,700,000
Maximum [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Per share amount to be maintained in the trust account									$ 10
Minimum [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment percentage						50.00%
AEA Bridges Impact Sposor LLC [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights issue price						$ 1
Parent Entity [Member] | Business Combination [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Business acquisition, percentage of voting interests acquired				74.00%
ABICs Shareholders [Member] | Business Combination [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Assets held-in-trust									$ 400,000,000
Business acquisition, percentage of voting interests acquired				17.00%
ABICs Founders [Member] | Business Combination [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Business acquisition, percentage of voting interests acquired				4.00%
KYMCO Shareholders [Member] | Business Combination [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Business acquisition, percentage of voting interests acquired				4.00%
Acquisition of business									100,000,000
IPO [Member] | Business Combination [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Business acquisition share price								$ 10.06
Business combination, consideration transferred, equity interests issued and issuable								$ 368,136,945
Common Class A [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offer gross									400,000,000	400,000,000
Proceeds from issuance of warrants									18,400,000	18,400,000
Adjustment to additional paid in capital stock issuance costs									$ 20,292,642	$ 20,292,642
Common stock shares issued							0		0	0
Common stock shares outstanding							0		0	0
Stock redeemed or called during period, shares			36,597,112					36,597,112
Common stock par or stated value per share							$ 0.0001		$ 0.0001	$ 0.0001
Common Class A [Member] | Business Combination [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Business acquisition share price								$ 9.2	$ 9.2
Common Class A [Member] | IPO [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares new issues						40,000,000
Proceeds from initial public offer gross						$ 400,000,000
Adjustment to additional paid in capital stock issuance costs						21,292,016	$ 20,292,642	$ 21,292,016	$ 20,292,642
Expense related to distribution or servicing and underwriting fees						7,275,000
Underwriter fees reimbursed						225,000
Deferred underwriting fees non current						13,125,000		13,125,000	$ 13,125,000
Other offering costs						892,016
Payments towards restricted investments						$ 400,000,000
Sale of stock issue price per share						$ 10
Private Placement Warrants [Member] | Private Placement [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights number of warrants issued during the period						10,500,000
Class of warrants or rights issue price						$ 1
Proceeds from issuance of warrants						$ 10,500,000
Private Placement Warrants [Member] | Private Placement [Member] | AEA Bridges Impact Sposor LLC [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights number of warrants issued during the period						10,500,000
Class of warrants or rights issue price						$ 1
Proceeds from issuance of warrants						$ 10,500,000
Common Class B [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued							10,000,000		10,000,000	10,000,000
Common stock shares outstanding							10,000,000		10,000,000	10,000,000
Common stock par or stated value per share							$ 0.0001		$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member] | AEA-Bridges Impact Corp
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Share-based compensation arrangement by share-based payment award, options, forfeitures in period		2,000,000
Shares issued, shares, share-based payment arrangement, forfeited		7,950,000
PIPE Investors [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Cash Deposit In Advance Of Business Comibination								100,000,000
PIPE Investors [Member] | Kwang Yang Motor Co Ltd [Member]
Organisation Consolidation And Presentation Of Financial Statements [Line Items]
Business Combination Consideration Transferred Liabilities Incurred								$ 100,000,000